Pruco Life Insurance Company of New Jersey	Thomas C. Castano
Assistant General Counsel
Law Department

Pruco Life Insurance Company

of New Jersey

213 Washington Street
Newark, NJ 07102-2992
(973) 802-4708 fax: (973) 802-9560

May 3, 2005

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Pruco Life of New Jersey Variable Appreciable Account

(Registration No. 333-112809)

Ladies and Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Post-Effective Amendment No. 1; and (ii) that the text of Post-Effective Amendment No. 1 was filed electronically on April 19, 2005 (Accession No. 0000741313-05-000011).

By:     /s/

Thomas C. Castano
Assistant General Counsel
Pruco Life Insurance Company of New Jersey

Via EDGAR